Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 2,450,382,000	$ 1,993,920,000	$ 1,830,085,000
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	108,340	118,317	130,263
Teekay Offshore [Member] | Offshore Logistics [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	38,734	34,603	37,876
Teekay Offshore [Member] | Conventional Tankers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	29,259	32,411	44,269
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	35,887	37,596	34,573
Teekay Tankers [Member] | Conventional Tankers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	1,380	13,707	13,545
Teekay Parent [Member]
Segment Reporting Information [Line Items]
Revenues	419,166,000	$ 450,112,000	$ 440,008,000
Teekay Parent [Member] | Conventional Tankers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	$ 3,080